SHAREHOLDERS' (DEFICIT) EQUITY - Common Stock Shares (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares shares	Oct. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	5,500,000	5,000,000	5,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	2,849,414		2,439,634
Common shares, shares outstanding (in shares)	2,849,414		2,439,634
Common Class A [Member] | TAILWIND TWO ACQUISITION CORP.
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	500,000,000		500,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, votes per share	1
Common shares, shares issued (in shares)	0		0
Common shares, shares outstanding (in shares)	0		0
Class A Ordinary shares subject to possible redemption | TAILWIND TWO ACQUISITION CORP.
Class of Stock [Line Items]
Common shares, shares issued (in shares)	34,500,000
Common shares, shares outstanding (in shares)	34,500,000
Class A common stock subject to possible redemption, issued (in shares)	34,500,000		0
Class A common stock subject to possible redemption, outstanding (in shares)	34,500,000		0
Common Class B [Member] | TAILWIND TWO ACQUISITION CORP.
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	50,000,000		50,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, votes per share	1
Common shares, shares issued (in shares)	8,625,000		8,625,000
Common shares, shares outstanding (in shares)	8,625,000		8,625,000
Ratio to be applied to the stock in the conversion	20